Financial Instruments Risk Management - Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Current income tax receivable	£ 4,594	£ 5,123	£ 6,367
Cash and cash equivalents	6,749	17,225	41,912	£ 60,264
Financial liabilities
Lease liabilities	190	396	£ 639
Accrued expenditure	5,714	8,940
Currency Risk [member]
Financial assets
Prepayments, accrued income and other receivables	642	2,027
Current income tax receivable	3	2
Cash and cash equivalents	4,769	10,949
Financial liabilities
Trade payables	1,763	596
Lease liabilities		66
Accrued expenditure	£ 4,066	£ 4,930